Investments - Estimated Fair Values of Investments Classified as Available-for-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	$ 1,070	$ 4,169
Gross Unrealized Gains	0	3
Gross Unrealized Losses	(14)	(8)
Estimated Fair Value	1,056	4,164
Short-term restricted cash	77	81
Time deposits	774	163
Short-term investments
Debt Securities, Available-for-sale [Line Items]
Short-term restricted cash	75	79
Time deposits	774	163
Short-term investments | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	393	2,092
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(3)	(1)
Estimated Fair Value	390	2,092
Short-term investments | Government and agency securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost		210
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Estimated Fair Value		210
Long-term investments
Debt Securities, Available-for-sale [Line Items]
Long-term restricted cash	2	2
Long-term investments | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	639	1,769
Gross Unrealized Gains	0	2
Gross Unrealized Losses	(11)	(7)
Estimated Fair Value	628	1,764
Long-term investments | Government and agency securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	38	98
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 38	$ 98